Leases - Supplementary Information (Details) - USD ($) $ in Millions	1 Months Ended	2 Months Ended	3 Months Ended		6 Months Ended
	Mar. 31, 2022	Feb. 22, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023
Operating lease cost
Operating lease cost	$ 20	$ 4	$ 2	$ 14	$ 3
Short-term lease cost	2	1	0	1	0
Total lease cost	22	5	2	15	3
Other information:
Cash paid for lease liabilities- operating cash flows	22	5	2	15	3
ROU assets obtained in exchange for lease liabilities	$ 4	$ 24	$ 0	$ 4	$ 0
Weighted-average remaining lease term in months	21 months	22 months	51 months	21 months	51 months
Weighted-average discount rate	9.00%	9.00%	10.00%	9.00%	10.00%